Share Capital - Common Shares Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Aug. 14, 2019 shares	Aug. 14, 2018 shares	Aug. 14, 2017 shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares)	772,000	399,000
Common shares issued as consideration for business acquisition (in shares)	0	100,000
Common shares issued as consideration for business acquisition | $	$ 0	$ 4,000,000
Payments to acquire or redeem entity's shares | $	$ 592,000,000	$ 641,000,000
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	598,500,000	610,500,000
Stock options exercised (in shares)	800,000	400,000
Common shares purchased for cancellation (in shares)	(11,500,000)	(12,500,000)
Number of shares outstanding, end of year (in shares)	587,800,000	598,500,000
Balance, beginning of year | $	$ 8,419,000,000	$ 8,582,000,000
Stock options exercised | $	28,000,000	16,000,000
Common shares purchased for cancellation | $	(158,000,000)	(183,000,000)
Balance, end of year | $	$ 8,289,000,000	$ 8,419,000,000
Number of shares authorized for purchase and cancellation (in shares)			15,000,000	18,000,000	11,500,000.0
Purchase and cancellation of treasury shares (cad per share) | $ / shares	$ 52.01	$ 44.91
Payments to acquire or redeem entity's shares | $	$ 592,000,000	$ 0
2018 NCIB | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)		100,000.0
Third-Party Share Repurchase Program | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)		1,100,000
2018 NCIB and 2019 NCIB | Common shares
Reconciliation of number of shares outstanding [abstract]
Common shares purchased for cancellation (in shares)	11,400,000.0